OPERATING LEASES - (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
Schedule of Future minimum lease payments under non-cancellable operating leases

2018
$ million
Land and buildings:
Within one year	37
After one and within two years	30
After two and within three years	27
After three and within four years	22
After four and within five years	16
After five years	52
184
Other assets:
Within one year	17
After one and within two years	11
After two and within three years	4
After three and within four years	2
34